Current assets - receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current assets - receivables [Abstract]
Other debtors	$ 148	$ 195
Prepayments	442	148
Receivables	$ 590	$ 343